Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Salem Street Trust
Prospectus Date	rr_ProspectusDate	May 31, 2016
NF_Fidelity Large Cap Growth Index Fund_Institutional and Institutional Premium PRO-02 | Fidelity® Large Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
NF_Fidelity Large Cap Growth Index Fund_Institutional and Institutional Premium PRO-02 | Fidelity® Large Cap Growth Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.06%
NF_Fidelity Large Cap Growth Index Fund_Institutional and Institutional Premium PRO-02 | Fidelity® Large Cap Growth Index Fund | Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.05%
NF_Fidelity Large Cap Growth Index Fund_Institutional and Institutional Premium PRO-02 | Fidelity® Large Cap Growth Index Fund | Fidelity Large Cap Growth Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
NF_Fidelity Large Cap Growth Index Fund_Institutional and Institutional Premium PRO-02 | Fidelity® Large Cap Growth Index Fund | Fidelity Large Cap Growth Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_ExpenseExampleYear01	5
3 years	rr_ExpenseExampleYear03	$ 16

[1]	Based on estimated amounts for the current fiscal year.